FMSF N-Q PE 3/31/11

Mutual Beacon Fund

Statement of Investments, March 31, 2012 (unaudited)

	Country	Shares	Value
Common Stocks and Other Equity Interests 84.3%			
Aerospace & Defense 1.5%			
Goodrich Corp.	United States	152,990	$ 19,191,066
Raytheon Co.	United States	806,976	42,592,193
			61,783,259
Auto Components 0.4%			
[a,b,c] Collins & Aikman Products Co., Contingent Distribution	United States	1,506,491	3,616
[a,d] International Automotive Components Group Brazil LLC	Brazil	2,846,329	2,268,894
[a,d,e] International Automotive Components Group North America, LLC	United States	16,905,297	11,259,435
[a] TRW Automotive Holdings Corp.	United States	39,358	1,828,179
			15,360,124
Beverages 5.0%			
Anheuser-Busch InBev NV, ADR	Belgium	620,000	45,086,400
Coca-Cola Enterprises Inc.	United Kingdom	1,823,760	52,159,536
PepsiCo Inc.	United States	598,878	39,735,555
Pernod Ricard SA	France	629,110	65,818,042
			202,799,533
Biotechnology 1.2%			
Amgen Inc.	United States	706,220	48,015,898
Capital Markets 2.2%			
Morgan Stanley	United States	2,110,382	41,447,902
[a] UBS AG	Switzerland	3,309,489	46,395,563
			87,843,465
Chemicals 0.1%			
[a,b,c] Dow Corning Corp., Contingent Distribution	United States	12,598,548	3,149,637
Commercial Banks 2.8%			
[a,d] FE Capital Holdings Ltd.	Japan	35,242	—
[a,d,f] First Southern Bancorp Inc.	United States	1,065,450	9,834,103
Korea Exchange Bank	South Korea	3,928,134	30,053,574
[a,d] NCB Warrant Holdings Ltd., A	Japan	163,895	—
Wells Fargo & Co.	United States	2,188,070	74,700,710
			114,588,387
Communications Equipment 1.5%			
Cisco Systems Inc.	United States	2,009,900	42,509,385
[a] Motorola Mobility Holdings Inc.	United States	490,300	19,239,372
			61,748,757
Construction & Engineering 0.6%			
Boart Longyear Group	Australia	6,098,577	26,278,330
Consumer Finance 0.4%			
[a,d] Ally Financial Inc.	United States	2,583	14,463,288
[a] Comdisco Holding Co. Inc.	United States	1,223	6,512
			14,469,800
Diversified Financial Services 2.5%			
Citigroup Inc.	United States	1,145,688	41,874,896
Deutsche Boerse AG	Germany	354,201	23,860,055
NYSE Euronext	United States	1,131,628	33,960,156
			99,695,107
Diversified Telecommunication Services 3.2%			
[a] AboveNet Inc.	United States	860,165	71,221,662
Cable & Wireless Communications PLC	Panama	23,697,597	12,268,540
[a,b,c] Global Crossing Holdings Ltd., Contingent Distribution	United States	60,632,757	—
[a,b,c] Marconi Corp., Contingent Distribution	United Kingdom	42,651,300	798,355
Telenor ASA	Norway	2,482,150	46,063,483
			130,352,040
Electric Utilities 0.0%			
[a,d] AET&D Holdings No. 1 Pty. Ltd.	Australia	4,353,435	—

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Beacon Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Energy Equipment & Services 2.8%			
Ensco PLC, ADR	United States	269,950	14,288,454
[a]Rowan Cos. Inc.	United States	606,720	19,979,290
Transocean Ltd.	United States	1,442,335	78,895,724
			113,163,468
Food & Staples Retailing 1.5%			
CVS Caremark Corp.	United States	1,391,130	62,322,624
Food Products 1.2%			
[a]Farmer Brothers Co.	United States	661,311	7,201,677
Kraft Foods Inc., A	United States	1,087,669	41,342,298
			48,543,975
Health Care Equipment & Supplies 2.8%			
[a]Boston Scientific Corp.	United States	7,858,510	46,993,890
Medtronic Inc.	United States	1,650,770	64,693,676
			111,687,566
Health Care Providers & Services 5.2%			
Cigna Corp.	United States	472,426	23,266,981
[a]Community Health Systems Inc.	United States	859,145	19,107,385
Coventry Health Care Inc.	United States	1,180,306	41,983,484
[a]Medco Health Solutions Inc.	United States	1,782,920	125,339,276
			209,697,126
Insurance 7.4%			
ACE Ltd.	United States	545,580	39,936,456
Ageas	Belgium	17,874,210	39,308,491
[a,d]Olympus Re Holdings Ltd.	United States	106,700	—
RenaissanceRe Holdings Ltd.	United States	543,314	41,145,169
RSA Insurance Group PLC	United Kingdom	35,260,060	59,099,558
White Mountains Insurance Group Ltd.	United States	239,181	120,001,891
			299,491,565
Internet Software & Services 2.8%			
[a]Google Inc., A	United States	98,774	63,337,840
[a]Open Text Corp.	Canada	842,994	51,549,083
			114,886,923
Marine 1.1%			
A.P. Moller - Maersk AS, B	Denmark	5,590	43,183,904
Media 8.2%			
British Sky Broadcasting Group PLC	United Kingdom	3,264,627	35,325,474
CBS Corp., B	United States	22,571	765,383
Comcast Corp., Special A	United States	731,577	21,588,837
News Corp., A	United States	2,402,608	47,307,352
News Corp., B	United States	1,284,739	25,669,085
Reed Elsevier PLC	United Kingdom	5,032,343	44,710,132
Time Warner Cable Inc.	United States	1,298,966	105,865,729
Viacom Inc., B	United States	1,077,804	51,152,578
			332,384,570
Metals & Mining 1.5%			
[a,d,f]PMG LLC	United States	26,731	3,047,338
ThyssenKrupp AG	Germany	2,244,196	55,897,332
			58,944,670
Multi-Utilities 1.1%			
GDF Suez	France	1,763,235	45,576,621
Office Electronics 1.9%			
Xerox Corp.	United States	9,705,146	78,417,580
Oil, Gas & Consumable Fuels 5.4%			
Apache Corp.	United States	653,870	65,674,703
CONSOL Energy Inc.	United States	597,309	20,368,237
El Paso Corp.	United States	46,244	1,366,510
Marathon Oil Corp.	United States	2,046,236	64,865,681
[a,h]Marathon Petroleum Corp.	United States	63,600	2,757,696

Mutual Beacon Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

		Number of Contracts/ Notional Amount*		
[a]WPX Energy Inc.	United States	3,502,317		63,076,729
				218,109,556
Paper & Forest Products 0.5%				
International Paper Co.	United States	580,559		20,377,621
Pharmaceuticals 4.6%				
Eli Lilly & Co.	United States	927,680		37,357,674
[a]Hospira Inc.	United States	500,600		18,717,434
Merck & Co. Inc.	United States	2,005,510		77,011,584
Pfizer Inc.	United States	2,386,015		54,067,100
				187,153,792
Real Estate Management & Development 0.9%				
[c]Canary Wharf Group PLC	United Kingdom	10,069,634		38,395,419
Software 4.5%				
Microsoft Corp.	United States	3,518,320		113,465,820
Nintendo Co. Ltd.	Japan	136,230		20,482,622
Polaris Financial Technology Ltd.	India	4,506,423		14,526,556
[a]Symantec Corp.	United States	1,925,550		36,007,785
				184,482,783
Tobacco 7.0%				
Altria Group Inc.	United States	1,026,890		31,700,094
British American Tobacco PLC	United Kingdom	2,393,998		120,693,778
Imperial Tobacco Group PLC	United Kingdom	1,662,884		67,464,099
Lorillard Inc.	United States	486,737		63,022,707
				282,880,678
Wireless Telecommunication Services 2.5%				
Vodafone Group PLC	United Kingdom	36,811,287		101,443,529
Total Common Stocks and Other Equity Interests (Cost $2,797,639,583)				3,417,228,307
Options Purchased 0.5%				
Puts – Exchange-Traded				
Diversified Financial Services 0.4%				
[a]S&P 500 Index, December Strike Price $1,325, Expires 12/22/12	United States	2,600		16,406,000
Puts – Over-the-Counter				
Interest Rate Swaptions 0.1%				
[a]Receive float 6-month JPY LIBOR, pay fixed 3.00%, Expires 3/08/17, Counterparty UBS	Japan	5,500,000,000[i]	JPY	1,895,740
[a]Receive float 6-month JPY LIBOR , pay fixed 3.00%, Expires 3/14/17, Counterparty MSCS	Japan	5,583,183,000[i]	JPY	1,939,095
[a]Receive float 6-month JPY LIBOR , pay fixed 3.00%, Expires 3/16/17, Counterparty MSCS	Japan	5,107,000,000[i]	JPY	1,783,569
				5,618,404
Total Options Purchased (Cost $25,365,949)				22,024,404
Convertible Preferred Stocks (Cost $1,821,000) 0.2%				
Commercial Banks 0.2%				
[a,d,f]First Southern Bancorp Inc., cvt. pfd., C	United States	1,821		6,965,143
Preferred Stocks (Cost $38,198,556) 0.8%				
Automobiles 0.8%				
Porsche Automobile Holding SE, pfd.	Germany	568,537		33,571,776
		Principal Amount*		
Corporate Bonds, Notes and Senior Floating Rate Interests 4.1%				
Clear Channel Communications Inc.,				
[j]Delayed Draw 2 Term Loan, 3.891%, 1/29/16	United States	3,368,158		2,686,106
senior note, 9.00%, 3/01/21	United States	5,339,000		4,831,795
[k]senior note, PIK, 11.00%, 8/01/16	United States	7,227,000		5,384,115
[j]Tranche B Term Loan, 3.891%, 1/29/16	United States	19,241,416		15,650,487
[j]Tranche C Term Loan, 3.891%, 1/29/16	United States	4,910,191		3,842,225

Mutual Beacon Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

	Country	Shares/Principal	Value
0.07%, 4/02/12 (Market Value $13,100,076) Collateralized by U.S. Treasury Bonds, 4.50%, 2/15/36 (valued at $13,366,384)	United States	13,100,000	13,100,000
Total Repurchase Agreements (Cost $19,700,000)			19,700,000
		Shares	
Investments from Cash Collateral Received for Loaned Securities (Cost $716,133) 0.0%†			
Money Market Funds 0.0%†			
[q]BNY Mellon Overnight Government Fund, 0.153%	United States	716,133	716,133
Total Investments (Cost $3,461,755,018) 100.1%			4,058,401,675
Options Written (0.2)%			(9,203,350)
Securities Sold Short (2.7)%			(108,730,810)
Other Assets, less Liabilities 2.8%			114,050,227
Net Assets 100.0%			$ 4,054,517,742
		Number of Contracts	
Options Written (0.2)%			
Calls – Exchange-Traded			
Oil, Gas & Consumable Fuels (0.0)%†			
Marathon Petroleum Corp., April Strike Price $42.50, Expires 4/21/12	United States	636	$ (103,350)
Puts – Exchange-Traded			
Diversified Financial Services (0.2)%			
S&P 500 Index, December Strike Price $1,200, Expires 12/22/12	United States	2,600	(9,100,000)
Total Options Written (Premiums Received $11,551,012)			$ (9,203,350)
		Shares	
Securities Sold Short (2.7)%			
Common Stocks (Proceeds $72,194,296) (1.9)%			
Health Care Providers & Services (1.9)%			
Express Scripts Inc.	United States	1,444,166	$ (78,244,914)
Preferred Stocks (Proceeds $27,924,210) (0.8)%			
Beverages (0.8)%			
Cia de Bebidas das Americas (AmBev), ADR, pfd.	Brazil	737,800	(30,485,896)
Total Securities Sold Short (Proceeds $100,118,506)			$ (108,730,810)

†Rounds to less than 0.1% of net assets.

*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[d]See Note 5 regarding restricted securities.

[f]See Note 6 regarding holdings of 5% voting securities.

[g]A portion or all of the security is held in connection with written option contracts open at year end.

[i]Amount represents notional amount under the terms of the option.

[j]The coupon rate shown represents the rate at period end.

[k]Income may be received in additional securities and/or cash.

Mutual Beacon Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

At March 31, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	326	$ 54,356,425	6/18/12	$ -	$ (1,038,019)
GBP/USD	Short	570	56,957,250	6/18/12	-	(1,177,124)
Unrealized appreciation (depreciation)					-	(2,215,143)
Net unrealized appreciation (depreciation)						$ (2,215,143)

At March 31, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBFX	Sell	69,604,611	$106,967,081	4/16/12	$ -	$ (4,394,956)
British Pound	BANT	Sell	18,639,131	28,730,448	4/16/12	-	(1,090,731)
British Pound	SSBT	Sell	1,134,000	1,799,726	4/16/12	-	(14,587)
British Pound	BBU	Buy	6,978,212	11,001,614	4/16/12	162,989	-
British Pound	DBFX	Buy	2,130,742	3,371,111	4/16/12	37,913	-
British Pound	SSBT	Buy	3,194,945	5,038,142	4/16/12	73,526	-
Euro	BANT	Buy	360,000	480,305	4/16/12	-	(538)
Euro	HSBC	Buy	3,733,333	4,971,232	4/16/12	11,084	-
Euro	BANT	Buy	1,495,639	1,986,013	4/16/12	9,989	-
Euro	DBFX	Buy	2,991,277	3,971,668	4/16/12	20,337	-
Euro	BBU	Sell	39,182,973	52,405,878	4/16/12	114,284	-
Euro	HSBC	Sell	3,044,619	4,108,940	4/16/12	45,748	-
Euro	SSBT	Sell	2,259,284	3,031,713	4/16/12	16,588	-
Euro	DBFX	Sell	6,621,219	8,889,696	4/16/12	53,355	-
Euro	HAND	Sell	3,339,894	4,495,585	4/16/12	38,334	-
Euro	BANT	Sell	5,667,928	7,620,391	4/16/12	56,265	-
Japanese Yen	SSBT	Buy	57,828,700	728,984	4/20/12	-	(30,476)
Japanese Yen	BANT	Buy	21,796,827	267,557	4/20/12	-	(4,275)
Japanese Yen	DBFX	Sell	26,620,970	319,349	4/20/12	-	(2,203)
Japanese Yen	HSBC	Sell	26,659,365	319,964	4/20/12	-	(2,053)
Japanese Yen	BBU	Buy	37,463,250	452,444	4/20/12	71	-
Japanese Yen	SSBT	Buy	1,362,300	16,559	4/20/12	51	-
Japanese Yen	BANT	Sell	777,730,363	10,064,028	4/20/12	669,886	-
Japanese Yen	DBFX	Sell	109,272,129	1,388,982	4/20/12	69,093	-
Japanese Yen	SSBT	Sell	26,200,000	334,987	4/20/12	18,519	-
British Pound	BBU	Sell	33,547,099	53,089,466	5/21/12	-	(569,384)
British Pound	HSBC	Sell	25,286,496	39,972,914	5/21/12	-	(473,035)
British Pound	BANT	Sell	4,896,299	7,743,149	5/21/12	-	(88,520)
British Pound	DBFX	Sell	6,325,596	10,082,043	5/21/12	-	(35,797)
Australian Dollar	SSBT	Buy	664,190	696,363	5/23/12	-	(12,644)
Australian Dollar	DBFX	Sell	11,160,358	11,786,566	5/23/12	298,061	-
Australian Dollar	BBU	Sell	1,640,000	1,742,861	5/23/12	54,640	-
Australian Dollar	SSBT	Sell	425,000	446,786	5/23/12	9,289	-
Euro	HSBC	Sell	19,721,092	25,836,011	5/31/12	-	(489,219)
Euro	BBU	Sell	16,374,008	21,928,235	5/31/12	70,951	-

Mutual Beacon Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Norwegian Krone	HAND	Sell	128,078,300	21,361,993	6/19/12	-	(1,074,957)
Norwegian Krone	SSBT	Buy	3,102,135	535,133	6/19/12	8,304	-
Euro	HSBC	Sell	17,660,257	22,459,543	7/17/12	-	(1,121,794)
Euro	DBFX	Sell	14,956,786	19,768,110	7/17/12	-	(203,344)
Euro	SSBT	Sell	6,056,453	7,973,137	7/17/12	-	(113,906)
Euro	BANT	Sell	5,053,084	6,679,842	7/17/12	-	(67,424)
Euro	BBU	Sell	3,177,627	4,195,210	7/17/12	-	(47,803)
Euro	HAND	Sell	1,477,498	1,960,462	7/17/12	-	(12,407)
British Pound	BBU	Sell	38,579,668	60,327,027	7/19/12	-	(1,357,486)
British Pound	DBFX	Sell	37,073,278	57,967,777	7/19/12	-	(1,308,191)
British Pound	DBFX	Buy	98,659	157,812	7/19/12	246	-
Swiss Franc	DBFX	Sell	18,433,866	20,229,347	8/10/12	-	(235,534)
Swiss Franc	BANT	Sell	17,166,109	18,836,946	8/10/12	-	(220,498)
Swiss Franc	DBFX	Buy	1,126,100	1,252,753	8/10/12	-	(2,581)
Euro	BBU	Sell	2,156,604	2,828,679	8/31/12	-	(51,890)
Euro	DBFX	Sell	617,780	809,169	8/31/12	-	(15,999)
Euro	HSBC	Sell	617,780	810,769	8/31/12	-	(14,399)
Euro	BBU	Sell	17,703,008	23,777,972	8/31/12	132,120	-
Unrealized appreciation (depreciation)						1,971,643	(13,056,631)
Net unrealized appreciation (depreciation)							$ (11,084,988)

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A.
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
MSCS - Morgan Stanley Capital Services, LLC
SSBT - State Street Bank and Trust Co., N.A.
UBS - UBS AG

Currency

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
LIBOR - London InterBank Offered Rate
PIK - Payment-In-Kind

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual European Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Energy Equipment & Services 1.5%			
[a,c]DeepOcean Group Holding AS	Norway	915,467	17,459,146
[a]Dockwise Ltd.	Norway	413,250	8,547,652
			26,006,798
Food & Staples Retailing 3.2%			
Koninklijke Ahold NV	Netherlands	2,743,720	38,041,501
Metro AG	Germany	487,623	18,864,040
			56,905,541
Health Care Providers & Services 1.2%			
Rhoen-Klinikum AG	Germany	1,106,874	22,237,259
Hotels, Restaurants & Leisure 3.9%			
Accor SA	France	1,111,196	39,695,507
Ladbrokes PLC	United Kingdom	11,756,208	30,144,803
			69,840,310
Household Durables 2.0%			
[a]Berkeley Group Holdings PLC	United Kingdom	1,671,854	35,325,141
Insurance 8.6%			
ACE Ltd.	United States	306,024	22,400,957
Ageas	Belgium	14,066,498	30,934,671
AXA SA	France	1,115,308	18,499,852
Lancashire Holdings Ltd.	United Kingdom	1,475,829	18,567,090
[a,d]Olympus Re Holdings Ltd.	United States	16,080	—
RSA Insurance Group PLC	United Kingdom	12,656,866	21,214,235
Zurich Insurance Group AG	Switzerland	155,380	41,774,464
			153,391,269
Machinery 2.8%			
[a]KUKA AG	Germany	379,557	8,154,648
Schindler Holding AG, PC, non-voting	Switzerland	155,663	18,734,418
Schindler Holding AG, Registered	Switzerland	188,680	22,561,724
			49,450,790
Marine 2.9%			
A.P. Moller - Maersk AS, B	Denmark	6,771	52,307,373
Media 4.4%			
Eutelsat Communications	France	934,637	34,573,114
Reed Elsevier PLC	United Kingdom	3,822,397	33,960,299
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	Portugal	2,767,612	9,417,762
			77,951,175
Metals & Mining 1.4%			
ThyssenKrupp AG	Germany	1,041,665	25,945,281
Multi-Utilities 2.0%			
GDF Suez	France	1,378,142	35,622,623
Multiline Retail 1.0%			
Marks & Spencer Group PLC	United Kingdom	3,062,875	18,569,535
Oil, Gas & Consumable Fuels 4.3%			
BP PLC	United Kingdom	4,734,481	35,043,033
Royal Dutch Shell PLC, A	United Kingdom	1,199,971	42,034,159
			77,077,192
Pharmaceuticals 4.5%			
Novartis AG	Switzerland	583,004	32,278,916
Roche Holding AG	Switzerland	188,140	32,755,354
Sanofi	France	206,567	16,051,294
			81,085,564
Real Estate Management & Development 0.0%†			
[c]Canary Wharf Group PLC	United Kingdom	192,100	732,475

Mutual European Fund

Statement of Investments, March 31, 2012 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2012, the aggregate value of these securities was $18,727,243, representing 1.05% of net assets.
dSee Note 5 regarding restricted securities.
eSee Note 6 regarding holdings of 5% voting securities.
fThe coupon rate shown represents the rate at period end.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2012, the aggregate value of these securities was $2,750,000, representing 0.15% of net assets.
hDefaulted security or security for which income has been deemed uncollectible.
iThe security is traded on a discount basis with no stated coupon rate.
jSecurity or a portion of the security has been pledged as collateral for open futures and forward contracts. At March 31, 2012, the aggregate value of these securities and/or cash pledged as collateral was $18,239,078, representing 1.02% of net assets.
kAt March 31, 2012, all repurchase agreements had been entered into on March 30, 2012.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Financial Services Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[f]U.S. Treasury Bills,			
4/05/12	United States	4,000,000	3,999,988
4/19/12	United States	4,000,000	3,999,928
[g]5/24/12 - 9/27/12	United States	28,000,000	27,990,113
Total U.S. Government and Agency Securities (Cost $36,189,385)			36,190,029
Total Investments before Repurchase Agreements (Cost $345,072,951)			338,030,785
[h]Repurchase Agreements 1.6%			
Credit Suisse Securities (USA) LLC,			
0.05%, 4/02/12 (Maturity Value $1,900,008)			
Collateralized by U.S. Treasury Bonds, 4.50%, 2/15/36 (valued at $1,939,582)	United States	1,900,000	1,900,000
0.07%, 4/02/12 (Maturity Value $3,700,022)			
Collateralized by U.S. Treasury Bonds, 4.50%, 2/15/36 (valued at $3,780,016)	United States	3,700,000	3,700,000
Total Repurchase Agreements (Cost $5,600,000)			5,600,000
Total Investments (Cost $350,672,951) 98.3%			343,630,785
Other Assets, less Liabilities 1.7%			6,005,741
Net Assets 100.0%			$ 349,636,526

[a]Non-income producing.

[b]See Note 6 regarding holdings of 5% voting securities.

[c]See Note 5 regarding restricted securities.

[e]Perpetual security with no stated maturity date.

[g]Security or a portion of the security has been pledged as collateral for open futures and forwards contracts. At March 31, 2012, the value of this security and/or cash pledged as collateral was $685,713, representing 0.20% of net assets.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Global Discovery Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Diversified Financial Services 3.1%			
Citigroup Inc.	United States	3,701,371	135,285,110
Deutsche Boerse AG	Germany	1,539,181	103,683,905
[a]ING Groep NV	Netherlands	23,211,525	193,498,449
NYSE Euronext	United States	4,977,378	149,371,114
			581,838,578
Diversified Telecommunication Services 1.0%			
[a]AboveNet Inc.	United States	761,559	63,057,085
Cable & Wireless Communications PLC	Panama	33,065,956	17,118,655
[a,b,c]Global Crossing Holdings Ltd., Contingent Distribution	United States	45,658,716	—
[a,b,c]Marconi Corp., Contingent Distribution	United Kingdom	33,909,700	634,675
Vivendi SA	France	6,100,485	112,017,301
			192,827,716
Electric Utilities 2.2%			
[a,d]AET&D Holdings No. 1 Pty. Ltd.	Australia	14,532,996	—
E.ON AG	Germany	8,730,160	209,233,318
Exelon Corp.	United States	5,081,970	199,264,044
			408,497,362
Electrical Equipment 0.4%			
Alstom SA	France	1,755,125	68,530,623
Energy Equipment & Services 1.8%			
Baker Hughes Inc.	United States	2,905,820	121,870,091
Ensco PLC, ADR	United States	1,364,410	72,218,221
[a]Petroleum Geo-Services ASA	Norway	1,931,054	28,251,629
Transocean Ltd.	United States	1,938,424	106,031,793
			328,371,734
Food & Staples Retailing 3.5%			
CVS Caremark Corp.	United States	8,458,178	378,926,374
Koninklijke Ahold NV	Netherlands	15,285,499	211,932,458
Metro AG	Germany	1,580,847	61,156,182
			652,015,014
Food Products 1.9%			
[a]Farmer Brothers Co.	United States	658,349	7,169,420
Kraft Foods Inc., A	United States	9,075,471	344,958,653
			352,128,073
Health Care Equipment & Supplies 1.7%			
[a]Boston Scientific Corp.	United States	14,865,530	88,895,869
Medtronic Inc.	United States	5,685,000	222,795,150
			311,691,019
Health Care Providers & Services 3.9%			
Cigna Corp.	United States	2,680,780	132,028,415
[a]Medco Health Solutions Inc.	United States	5,503,902	386,924,311
Rhoen-Klinikum AG	Germany	4,217,560	84,731,391
UnitedHealth Group Inc.	United States	2,071,174	122,074,995
			725,759,112
Hotels, Restaurants & Leisure 0.8%			
Accor SA	France	4,348,874	155,355,811
Independent Power Producers & Energy Traders 0.6%			
[a]NRG Energy Inc.	United States	7,323,147	114,753,714
Industrial Conglomerates 2.7%			
Jardine Matheson Holdings Ltd.	Hong Kong	4,224,266	211,213,300
Jardine Strategic Holdings Ltd.	Hong Kong	9,774,205	298,210,995
Orkla ASA	Norway	241,725	1,914,157
			511,338,452
Insurance 6.5%			
ACE Ltd.	United States	4,552,150	333,217,380
[a]Alleghany Corp.	United States	81,228	26,732,135
[a]American International Group Inc.	United States	5,818,230	179,376,031

Mutual Global Discovery Fund

Statement of Investments, March 31, 2012 (unaudited) (continued)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual International Fund

Statement of Investments, March 31, 2012 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BANT - Bank of America N.A.
BBU - Barclays Bank PLC
DBFX - Deutsche Bank AG
HSBC - HSBC Bank USA, N.A.
SSBT - State Street Bank and Trust Co., N.A.

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Quest Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[f,a]Marathon Petroleum Corp.	United States	263,385	11,420,374
Royal Dutch Shell PLC, A	United Kingdom	389,094	13,629,695
[a]WPX Energy Inc.	United States	4,785,395	86,184,964
			294,166,147
Paper & Forest Products 1.0%			
Domtar Corp.	United States	185,087	17,653,598
International Paper Co.	United States	952,581	33,435,593
			51,089,191
Pharmaceuticals 3.6%			
[f,a]Eli Lilly & Co.	United States	973,950	39,220,967
Merck & Co. Inc.	United States	1,533,020	58,867,968
Novartis AG	Switzerland	235,780	13,054,323
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,613,610	72,709,267
			183,852,525
Real Estate Investment Trusts (REITs) 0.8%			
Alexander's Inc.	United States	108,590	42,771,429
Real Estate Management & Development 0.6%			
[c]Canary Wharf Group PLC	United Kingdom	8,298,072	31,640,470
Semiconductors & Semiconductor Equipment 0.1%			
[a]ON Semiconductor Corp.	United States	500,000	4,505,000
[a]Spansion Inc., A	United States	147,839	1,800,679
			6,305,679
Software 2.2%			
[f,a]Microsoft Corp.	United States	2,737,404	88,281,279
[a]Symantec Corp.	United States	1,188,520	22,225,324
			110,506,603
Tobacco 8.8%			
Altria Group Inc.	United States	2,125,215	65,605,387
British American Tobacco PLC	United Kingdom	3,192,179	160,934,196
Imperial Tobacco Group PLC	United Kingdom	3,345,058	135,710,803
Lorillard Inc.	United States	347,960	45,053,861
Philip Morris International Inc.	United States	488,788	43,311,504
			450,615,751
Wireless Telecommunication Services 2.2%			
Vodafone Group PLC	United Kingdom	40,778,240	112,375,548
Total Common Stocks and Other Equity Interests (Cost $2,988,953,138)			3,675,279,182
		Number of Contracts	
Options Purchased 0.0%†			
Calls – Exchange-Traded			
Communications Equipment 0.0%†			
[a]Research In Motion Ltd., June Strike Price $15, Expires 6/16/12	Canada	500	68,000
Puts – Exchange-Traded			
Construction Materials 0.0%†			
[a]Texas Industries Inc., October Strike Price $30, Expires 10/20/12	United States	766	193,415
Total Options Purchased (Cost $218,892)			261,415
		Principal Amount*	
Corporate Bonds, Notes and Senior Floating Rate Interests 14.4%			
[j]Capmark Financial Group Inc., senior secured note, B, FRN, 9.00%, 9/30/17	United States	5,909,580	5,983,450
CDW LLC/Finance Corp., senior sub. note, 12.535%, 10/12/17	United States	136,725,000	149,201,156
Clear Channel Communications Inc.,			
[j]Delayed Draw 2 Term Loan, 3.891%, 1/29/16	United States	7,818,025	6,234,875
senior note, 9.00%, 3/01/21	United States	4,739,000	4,288,795
[j]Tranche B Term Loan, 3.891%, 1/29/16	United States	45,945,537	37,370,951
[j]Tranche C Term Loan, 3.891%, 1/29/16	United States	11,395,035	8,916,615
[i]Energy Future Intermediate Holding Co. LLC/Finance Inc., secured note, 144A, 11.75%, 3/01/22	United States	10,474,000	10,762,035

Mutual Quest Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[j]Hilton Worldwide Inc., 11/12/15,			
Mezzanine D Loan, 3.492%	United States	1,571,740	1,391,996
Mezzanine E Loan, 3.742%	United States	2,014,667	1,732,614
Mezzanine F Loan, 3.992%	United States	5,038,168	4,282,443
Mezzanine G Loan, 4.242%	United States	9,068,502	7,617,542
[j]iStar Financial Inc.,			
New Tranche A-1 Term Loan, 5.25%, 3/19/16	United States	1,042,000	1,028,107
New Tranche A-2 Term Loan, 7.00%, 3/19/17	United States	3,125,000	3,132,812
Tranche A-1 Term Loan, 5.00%, 6/28/13	United States	3,371,298	3,371,861
Tranche A-2 Term Loan, 7.00%, 6/30/14	United States	2,766,000	2,762,993
[j]Lee Enterprises Inc.,			
Extended First Lien Term Loan, 7.50%, 12/31/15	United States	18,953,641	15,399,834
Second Lien Term Loan, 15.00%, 4/03/17	United States	41,437,970	31,700,047
NRG Energy Inc., senior note,			
7.375%, 1/15/17	United States	61,516,000	64,130,430
7.625%, 1/15/18	United States	44,108,000	44,438,810
7.875%, 5/15/21	United States	3,945,000	3,806,925
Realogy Corp.,			
[j]Extended First Lien Term Loan, 4.77%, 10/10/16	United States	38,577,599	35,957,524
[j]Extended Synthetic Letter of Credit, 4.491%, 10/10/16	United States	2,527,918	2,356,229
Second Lien Term Loan, 13.50%, 10/15/17	United States	4,662,000	4,813,515
senior note, 11.50%, 4/15/17	United States	4,675,000	4,429,562
[i,k]senior secured note, 144A, 7.875%, 2/15/19	United States	6,201,000	6,232,005
[i]senior secured note, 144A, 9.00%, 1/15/20	United States	2,352,000	2,434,320
[j]Revel AC Inc., Term Loan B, 9.00%, 2/17/17	United States	76,946,000	76,011,645
Rite Aid Corp., senior note, 9.375%, 12/15/15	United States	30,980,000	31,986,850
[j]Spirit Finance Corp., Term Loan B, 3.782%, 8/01/13	United States	7,210,153	6,922,540
The Telx Group Inc.,			
[d,j]senior note, PIK, 12.00%, 9/26/19	United States	6,465,317	6,831,849
[j]Term Loan B, 7.75%, 9/26/17	United States	32,862,478	33,191,103
Texas Competitive Electric Holdings Co. LLC,			
[j]Extended Term Loan, 4.743%, 10/10/17	United States	101,650,473	56,765,487
senior note, A, 10.25%, 11/01/15	United States	14,918,000	3,487,082
[i]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	39,724,000	26,118,530
[d,j]W2007 Equity Inns Realty, 11/02/12,			
B-1A4 Mortgage Note, 6.25%	United States	15,000,000	13,838,009
B-2B3 Mortgage Note, 6.55%	United States	10,000,000	9,126,459
[d,j]W2007 Equity Inns Senior Mezz LLC, First Mezzanine Loan, PIK, 9.50%, 11/02/12	United States	10,924,583	8,787,817
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $757,789,475)			736,844,817
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization 7.0%			
[i,m]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	28,264,000	25,084,300
[d,m]Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	11,250	—
[m]Nortel Networks Corp., cvt., senior note,			
1.75%, 4/15/12	Canada	76,472,000	75,133,740
2.125%, 4/15/14	Canada	9,394,000	9,229,605
[m]Nortel Networks Ltd., senior note,			
10.125%, 7/15/13	Canada	64,084,000	71,774,080
10.75%, 7/15/16	Canada	50,141,000	56,283,272
[m]Northern Telecom Ltd., 6.875%, 9/01/23	Canada	20,544,000	12,120,960
[j,m]Tribune Co., 6/04/14,			
Incremental Term Loan, 7.25%	United States	4,799,000	3,155,343
Initial Tranche B Term Loan, 5.25%	United States	119,224,000	78,836,870
[j,m]Vertis Inc., Term Loan, 11.75%, 12/23/15	United States	105,168,887	25,766,377
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $404,109,292)			357,384,547
		Shares	
Companies in Liquidation 0.0%†			
[a]Adelphia Recovery Trust	United States	38,254,708	42,080
[a,b]Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	4,899,492	186,181
[a,b,c]Century Communications Corp., Contingent Distribution	United States	13,497,000	—
[a,d]FIM Coinvestor Holdings I, LLC	United States	16,133,491	—
Total Companies in Liquidation (Cost $4,369,543)			228,261

Mutual Quest Fund

Statement of Investments, March 31, 2012 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2012, the aggregate value of these securities was $35,307,514, representing 0.69% of net assets.
dSee Note 5 regarding restricted securities.
eAt March 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
fSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures, forward and written options contracts. At March 31, 2012, the aggregate value of these securities and/or cash pledged as collateral was $384,125,353, representing 7.49% of net assets.
gA portion or all of the security is held in connection with written option contracts open at period end.
hSee Note 6 regarding holdings of 5% voting securities.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2012, the aggregate value of these securities was $111,906,576, representing 2.18% of net assets.
jThe coupon rate shown represents the rate at period end.
kA portion or all of the security is on loan at March 31, 2012.
lIncome may be received in additional securities and/or cash.
m Defaulted security or security for which income has been deemed uncollectible.
nThe security is traded on a discount basis with no stated coupon rate.
oAt March 31, 2012, all repurchase agreements had been entered into on March 30, 2012.
pThe rate shown is the annualized seven-day yield at period end.

Mutual Shares Fund

Statement of Investments, March 31, 2012 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 89.5%			
Aerospace & Defense 2.2%			
[a]GenCorp Inc.	United States	2,073,770	$ 14,723,767
Goodrich Corp.	United States	541,010	67,864,295
[a]Huntington Ingalls Industries Inc.	United States	2,190,346	88,139,523
Raytheon Co.	United States	2,778,803	146,665,222
			317,392,807
Air Freight & Logistics 0.2%			
PostNL NV	Netherlands	3,746,772	23,149,444
TNT Express NV	Netherlands	735,453	9,087,998
			32,237,442
Auto Components 0.3%			
[a,b,c]Collins & Aikman Products Co., Contingent Distribution	United States	3,845,673	9,230
[a,d,e]International Automotive Components Group Brazil LLC	Brazil	7,234,813	5,767,086
[a,d,e,f]International Automotive Components Group North America, LLC	United States	46,695,640	31,100,697
			36,877,013
Automobiles 0.7%			
[a]General Motors Co.	United States	3,903,130	100,115,284
Beverages 3.5%			
Coca-Cola Enterprises Inc.	United Kingdom	2,995,300	85,665,580
Dr. Pepper Snapple Group Inc.	United States	2,964,988	119,222,168
PepsiCo Inc.	United States	1,453,924	96,467,857
Pernod Ricard SA	France	1,891,092	197,847,709
			499,203,314
Biotechnology 1.2%			
Amgen Inc.	United States	2,449,932	166,570,877
Building Products 0.8%			
[a]Owens Corning Inc.	United States	3,320,705	119,645,001
Capital Markets 1.5%			
Morgan Stanley	United States	6,528,110	128,212,081
[a]UBS AG	Switzerland	5,843,234	81,916,008
			210,128,089
Chemicals 0.8%			
[a,b,c]Dow Corning Corp., Contingent Distribution	United States	12,630,547	3,157,637
Linde AG	Germany	586,243	105,260,076
			108,417,713
Commercial Banks 3.4%			
[a]CIT Group Inc.	United States	1,386,732	57,188,828
[a,d]Elephant Capital Holdings Ltd.	Japan	64,834	—
[a,d]First Southern Bancorp Inc.	United States	453,016	4,181,338
[a,e]Guaranty Bancorp	United States	5,731,834	11,406,350
KB Financial Group Inc.	South Korea	1,076,879	39,340,000
[a,d]NCB Warrant Holdings Ltd., A	Japan	301,530	—
PNC Financial Services Group Inc.	United States	3,438,533	221,750,993
[a]State Bank Financial Corp.	United States	1,467,000	25,687,170
Wells Fargo & Co.	United States	2,723,050	92,964,927
[a,e]West Coast Bancorp	United States	1,469,240	27,798,021
[a,d,e]West Coast Bancorp, wts., C, 10/23/16	United States	43,036	4,172,297
			484,489,924
Communications Equipment 1.6%			
Cisco Systems Inc.	United States	8,126,460	171,874,629
[a]Motorola Mobility Holdings Inc.	United States	1,611,480	63,234,475
			235,109,104
Consumer Finance 0.6%			
[a,d]Ally Financial Inc.	United States	8,663	48,513,136
[d]Cerberus CG Investor I LLC	United States	112,373,475	13,484,817
[d]Cerberus CG Investor II LLC	United States	112,372,530	13,484,704

Quarterly Statement of Investments | See Notes to Statements of Investments.

Mutual Shares Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[a]Cerberus CG Investor III LLC	United States	56,190,520	6,742,862
[a]Comdisco Holding Co. Inc.	United States	2,122	11,300
			82,236,819
Diversified Financial Services 2.0%			
[a,d]Bond Street Holdings LLC, A, 144A	United States	1,647,570	31,715,722
Citigroup Inc.	United States	2,864,226	104,687,460
Deutsche Boerse AG	Germany	1,223,170	82,396,445
NYSE Euronext	United States	2,162,089	64,884,291
			283,683,918
Diversified Telecommunication Services 1.2%			
[a,c]AboveNet Inc.	United States	1,750,137	144,911,344
Cable & Wireless Communications PLC	Panama	51,252,492	26,534,050
[a,b,c]Global Crossing Holdings Ltd., Contingent Distribution	United States	105,649,309	—
[a,b,c]Marconi Corp., Contingent Distribution	United Kingdom	77,739,439	1,454,686
			172,900,080
Electric Utilities 2.1%			
[a,d]AET&D Holdings No. 1 Pty. Ltd.	Australia	14,234,065	—
E.ON AG	Germany	5,251,033	125,850,048
Entergy Corp.	United States	821,510	55,205,472
Exelon Corp.	United States	2,855,950	111,981,800
			293,037,320
Electronic Equipment, Instruments & Components 0.9%			
TE Connectivity Ltd.	United States	3,298,424	121,217,082
Energy Equipment & Services 2.1%			
Baker Hughes Inc.	United States	2,263,591	94,935,006
Ensco PLC, ADR	United States	1,076,335	56,970,412
[a]Exterran Holdings Inc.	United States	1,104,268	14,565,295
Transocean Ltd.	United States	2,571,652	140,669,364
			307,140,077
Food & Staples Retailing 4.0%			
CVS Caremark Corp.	United States	7,154,836	320,536,653
The Kroger Co.	United States	6,608,762	160,130,303
Wal-Mart Stores Inc.	United States	1,504,460	92,072,952
			572,739,908
Food Products 2.8%			
General Mills Inc.	United States	3,030,740	119,562,693
Kraft Foods Inc., A	United States	7,433,413	282,544,028
			402,106,721
Health Care Equipment & Supplies 1.8%			
[a]Boston Scientific Corp.	United States	13,820,570	82,647,009
Medtronic Inc.	United States	4,610,265	180,676,285
			263,323,294
Health Care Providers & Services 5.5%			
Cigna Corp.	United States	2,059,770	101,443,673
[a,e]Community Health Systems Inc.	United States	4,806,000	106,885,440
Coventry Health Care Inc.	United States	2,740,549	97,481,328
[a]Medco Health Solutions Inc.	United States	4,241,688	298,190,666
[a]Tenet Healthcare Corp.	United States	17,359,722	92,180,124
UnitedHealth Group Inc.	United States	1,651,642	97,347,779
			793,529,010
Hotels, Restaurants & Leisure 0.0%†			
[a,d,e]GLCP Harrah's Investment LP	United States	22,185,100	2,239,364
Independent Power Producers & Energy Traders 0.5%			
[a]NRG Energy Inc.	United States	4,755,658	74,521,161
Industrial Conglomerates 0.0%†			
Orkla ASA	Norway	206,285	1,633,517
Insurance 7.1%			
ACE Ltd.	United States	2,345,100	171,661,320

Mutual Shares Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Merck & Co. Inc.	United States	8,897,690	341,671,296
Pfizer Inc.	United States	11,539,775	261,491,301
Teva Pharmaceutical Industries Ltd., ADR	Israel	1,956,060	88,140,064
			899,750,654
Real Estate Investment Trusts (REITs) 0.9%			
[e]Alexander's Inc.	United States	326,675	128,670,749
Real Estate Management & Development 0.5%			
[c]Canary Wharf Group PLC	United Kingdom	14,262,931	54,384,421
[a]Forestar Group Inc.	United States	1,431,256	22,027,030
			76,411,451
Software 3.3%			
Microsoft Corp.	United States	9,911,940	319,660,065
Nintendo Co. Ltd.	Japan	325,040	48,870,817
[a]Symantec Corp.	United States	5,796,743	108,399,094
			476,929,976
Tobacco 7.9%			
Altria Group Inc.	United States	6,673,763	206,019,064
British American Tobacco PLC	United Kingdom	7,618,755	384,100,706
British American Tobacco PLC, ADR	United Kingdom	70,550	7,141,071
Imperial Tobacco Group PLC	United Kingdom	5,890,319	238,973,411
Lorillard Inc.	United States	934,768	121,033,761
Philip Morris International Inc.	United States	1,166,363	103,351,426
Reynolds American Inc.	United States	1,621,859	67,209,837
			1,127,829,276
Wireless Telecommunication Services 1.7%			
Vodafone Group PLC	United Kingdom	89,158,600	245,700,809
Total Common Stocks and Other Equity Interests (Cost $10,889,072,828)			12,808,378,634
Convertible Preferred Stocks 0.0%†			
Commercial Banks 0.0%†			
[a,d]First Southern Bancorp Inc., cvt. pfd., C	United States	774	2,960,472
[a,f]West Coast Bancorp, cvt. pfd., B	United States	7,558	1,429,974
Total Convertible Preferred Stocks (Cost $1,529,800)			4,390,446
		Principal Amount[a]	
Corporate Bonds, Notes and Senior Floating Rate Interests 4.1%			
[h]Capmark Financial Group Inc., senior secured note, B, FRN, 9.00%, 9/30/17	United States	16,335,379	16,539,571
Clear Channel Communications Inc.,			
[h]Delayed Draw 2 Term Loan, 3.891%, 1/29/16	United States	15,906,723	12,685,611
senior note, 9.00%, 3/01/21	United States	8,017,000	7,255,385
[i]senior note, PIK, 11.00%, 8/01/16	United States	34,134,000	25,429,830
[h]Tranche B Term Loan, 3.891%, 1/29/16	United States	92,884,198	75,549,684
[h]Tranche C Term Loan, 3.891%, 1/29/16	United States	18,608,030	14,560,784
[g]Energy Future Intermediate Holding Co. LLC/Finance Inc., secured note, 144A, 11.75%, 3/01/22	United States	21,953,000	22,556,707
[h]Hilton Worldwide Inc., 11/12/15,			
Mezzanine D Loan, 3.492%	United States	4,396,274	3,893,516
Mezzanine E Loan, 3.742%	United States	5,636,069	4,847,019
Mezzanine F Loan, 3.992%	United States	14,090,673	11,977,072
Mezzanine G Loan, 4.242%	United States	25,363,810	21,305,601
[h]iStar Financial Inc.,			
New Tranche A-1 Term Loan, 5.25%, 3/19/16	United States	2,909,000	2,870,214
New Tranche A-2 Term Loan, 7.00%, 3/19/17	United States	8,728,000	8,749,820
Tranche A-1 Term Loan, 5.00%, 6/28/13	United States	6,335,639	6,336,697
Tranche A-2 Term Loan, 7.00%, 6/30/14	United States	5,199,000	5,193,349
NRG Energy Inc., senior note, 7.375%, 1/15/17	United States	24,350,000	25,384,875
Realogy Corp.,			
[h]Extended First Lien Term Loan, 4.77%, 10/10/16	United States	84,038,162	78,330,542
[h]Extended Synthetic Letter of Credit, 4.491%, 10/10/16	United States	6,219,136	5,796,751
Second Lien Term Loan, 13.50%, 10/15/17	United States	15,228,000	15,722,910
senior note, 11.50%, 4/15/17	United States	9,853,000	9,335,718
[g,j]senior secured note, 144A, 7.875%, 2/15/19	United States	12,633,000	12,696,165
[g]senior secured note, 144A, 9.00%, 1/15/20	United States	6,214,000	6,431,490

Mutual Shares Fund

Statement of Investments, March 31, 2012 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2012, the aggregate value of these securities was $59,005,974, representing 0.41% of net assets.
dSee Note 5 regarding restricted securities.
eSee Note 6 regarding holdings of 5% voting securities.
fAt March 31, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
gSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2012, the aggregate value of these securities was $138,276,924, representing 0.97% of net assets.
hThe coupon rate shown represents the rate at period end.
iIncome may be received in additional securities and/or cash.
jA portion or all of the security is on loan at March 31, 2012.
kDefaulted security or security for which income has been deemed uncollectible.
lThe security is traded on a discount basis with no stated coupon rate.
mSecurity or a portion of the security has been pledged as collateral for securities sold short, open futures and forward contracts. At March 31, 2012, the aggregate value of these securities and/or cash pledged as collateral was $309,689,455, representing 2.16% of net assets.
nThe rate shown is the annualized seven-day yield at period end.

Mutual Shares Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

At March 31, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
EUR/USD	Short	1,063	$ 177,241,963	6/18/12	$ -	$ (3,384,916)
GBP/USD	Short	1,025	102,423,125	6/18/12	-	(2,116,616)
Unrealized appreciation (depreciation)					-	(5,501,532)
Net unrealized appreciation (depreciation)						$ (5,501,532)

At March 31, 2012, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	DBFX	Sell	85,332,501	$130,913,529	4/16/12	$ -	$ (5,611,925)
British Pound	BANT	Sell	55,808,599	86,025,203	4/16/12	-	(3,264,273)
British Pound	BBU	Sell	1,583,435	2,515,255	4/16/12	-	(18,120)
British Pound	BBU	Buy	9,651,497	15,214,147	4/16/12	227,507	-
British Pound	DBFX	Buy	1,657,624	2,622,577	4/16/12	29,495	-
Euro	DBFX	Buy	31,944,225	42,364,301	4/16/12	266,829	-
Euro	BBU	Buy	374,979	499,678	4/16/12	750	-
Euro	BANT	Buy	607,787	808,399	4/16/12	2,722	-
Euro	BANT	Sell	14,648,882	19,705,090	4/16/12	155,441	-
Euro	BBU	Sell	107,074,361	143,211,873	4/16/12	315,902	-
Euro	HSBC	Sell	9,488,777	12,805,816	4/16/12	142,580	-
Euro	SSBT	Sell	1,630,092	2,197,608	4/16/12	22,171	-
Euro	DBFX	Sell	16,034,892	21,536,934	4/16/12	137,586	-
Euro	HAND	Sell	9,238,475	12,439,655	4/16/12	110,459	-
Japanese Yen	BANT	Buy	111,894,983	1,373,518	4/20/12	-	(21,947)
Japanese Yen	DBFX	Sell	53,989,194	647,663	4/20/12	-	(4,468)
Japanese Yen	HSBC	Sell	54,067,064	648,909	4/20/12	-	(4,163)
Japanese Yen	BBU	Buy	75,978,100	917,589	4/20/12	144	-
Japanese Yen	BANT	Sell	1,578,145,446	20,421,203	4/20/12	1,358,911	-
Japanese Yen	DBFX	Sell	224,302,119	2,850,765	4/20/12	141,438	-
British Pound	BBU	Sell	91,922,365	145,379,357	5/21/12	-	(1,651,192)
British Pound	HSBC	Sell	86,954,277	137,463,984	5/21/12	-	(1,620,069)
British Pound	BANT	Sell	13,377,801	21,057,811	5/21/12	-	(340,088)
British Pound	DBFX	Sell	1,111,689	1,746,330	5/21/12	-	(31,825)
Euro	HSBC	Sell	80,000,000	104,805,600	5/31/12	-	(1,984,550)
Euro	BBU	Buy	12,181,188	16,081,196	5/31/12	179,189	-
Euro	DBFX	Buy	285,434	380,755	5/31/12	265	-
Euro	BBU	Sell	51,806,859	69,380,264	5/31/12	224,485	-
Norwegian Krone	HAND	Sell	63,567,490	10,569,559	6/19/12	-	(566,290)
Norwegian Krone	HAND	Buy	42,343,660	7,130,314	6/19/12	287,514	-
Norwegian Krone	DBFX	Buy	4,800,000	806,692	6/19/12	34,179	-
Norwegian Krone	SSBT	Buy	7,993,015	1,365,813	6/19/12	34,416	-
Euro	HSBC	Sell	40,732,880	51,898,810	7/17/12	-	(2,490,871)
Euro	DBFX	Sell	9,122,196	12,036,433	7/17/12	-	(144,226)

Mutual Shares Fund

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

Euro	BBU	Sell	5,490,757	7,250,341	7/17/12	-	(81,342)
Euro	BANT	Sell	2,055,167	2,725,386	7/17/12	-	(18,832)
British Pound	BBU	Sell	105,830,373	165,486,954	7/19/12	-	(3,723,814)
British Pound	DBFX	Sell	101,698,097	159,015,144	7/19/12	-	(3,588,583)
British Pound	DBFX	Buy	213,378	341,314	7/19/12	532	-
Swiss Franc	DBFX	Sell	32,593,860	35,768,189	8/10/12	-	(416,812)
Swiss Franc	BANT	Sell	30,312,183	33,262,573	8/10/12	-	(389,359)
Swiss Franc	DBFX	Buy	1,995,800	2,220,269	8/10/12	-	(4,575)
Euro	BANT	Sell	79,592,213	104,339,421	8/31/12	-	(1,971,646)
Euro	BBU	Sell	7,387,948	9,690,550	8/31/12	-	(177,508)
Euro	DBFX	Sell	2,082,149	2,727,198	8/31/12	-	(53,920)
Euro	HSBC	Sell	2,082,149	2,732,591	8/31/12	-	(48,527)
Euro	BBU	Sell	56,011,775	75,232,776	8/31/12	418,025	-
Unrealized appreciation (depreciation)						4,090,540	(28,228,925)
Net unrealized appreciation (depreciation)							$ (24,138,385)

ABBREVIATIONS

Counterparty

Currency

EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Mutual Series Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of seven funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds’administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the over-the-counter market. The Funds’pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such securities and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into forward exchange contracts primarily to manage exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds purchased or wrote option contracts primarily to manage and/or gain exposure to equity price and interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

The following Funds have invested in derivatives during the period.

Mutual Beacon Fund (Beacon) – Futures, forwards and options

Mutual European Fund (European) – Futures, forwards and options Mutual Financial Services Fund (Financial Services) –Futures and forwards Mutual Global Discovery Fund (Global Discovery) – Futures and forwards Mutual International Fund (International) - Forwards

Mutual Quest Fund (Quest) - Futures, forwards and options

Mutual Shares Fund (Shares) - Futures and forwards

4. INCOME TAXES

At March 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax

Mutual European Fund

16,127,149	Euro Wagon LP	12/08/05 - 1/02/08	$ 6,282,509	$ 16,010,885
16,080	Olympus Re Holdings Ltd.	12/19/01	1,515,884	-
	Total Restricted Securities (0.90% of Net Assets)		$ 7,798,393	$ 16,010,885

Mutual Financial Services Fund

490,308	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
456,903	The Bankshares Inc.	3/22/07	4,569,030	1,748,961
5,268	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	814,629	-
4,357,178	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
110,792	First Southern Bancorp Inc.	1/27/10 - 7/07/10	2,337,711	1,022,610
190	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	190,000	726,731
3,000,000	Hightower Holding LLC, pfd., A	3/31/08 - 1/05/10	2,362,324	2,511,960
744,862	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 2/15/12	1,862,154	1,559,211
146,863	Imagine Group Holdings Ltd.	8/31/04	1,504,097	1,653,560
25,741	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	242,386	-
7,480	Olympus Re Holdings Ltd.	12/19/01	705,150	-
96,850	Star Asia Finance Ltd., 144A	2/22/07 - 5/18/07	9,836,925	171,977
6,964	* West Coast Bancorp, wts., C, 10/23/16	10/23/09	-	675,153
	Total Restricted Securities (2.88% of Net Assets)		$ 24,424,406	$ 10,070,163

*The Fund also invests in unrestricted securities or other investments in the issuer, valued at $4,730,000 as of March 31, 2012.

Mutual Global Discovery Fund

14,532,996	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
10,790	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	10,790	-
29,212	FE Capital Holdings Ltd.	8/29/03 - 3/10/08	4,508,158	-
30,279,560	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,345,390	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 2/15/12	5,863,476	4,909,582
1,211,855	Imagine Group Holdings Ltd.	8/31/04	12,411,213	13,644,518
3,819,425	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	2,536,498	3,044,578
26,272,706	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	25,868,940	17,498,410
135,864	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	1,279,413	-
47,160	Olympus Re Holdings Ltd.	12/19/01	4,445,838	-
	Total Restricted Securities (0.21% of Net Assets)		$ 56,924,326	$ 39,097,088

Mutual International Fund

30,822	AET&D Holdings No. 1 Pty. Ltd. (–% of Net Assets)	10/13/10	$ -	$ -

Mutual Quest Fund

4,749,317	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
11,250	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	11,250	-
27,946	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	4,321,333	-
16,133,491	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
749,466	Imagine Group Holdings Ltd.	8/31/04	7,675,656	8,438,388
2,363,058	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,569,318	1,883,665
13,814,291	International Automotive Components Group North America, LLC	1/02/06 - 12/26/08	13,582,874	9,200,732
129,974	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	1,223,890	-
97,300	Olympus Re Holdings Ltd.	12/19/01	9,172,605	-
6,465,317	* The Teix Group Inc., senior note, PIK, 12.00%, 9/26/19	9/23/17-12/31/11	6,340,971	6,831,849
15,000,000	W2007 Equity Inns Realty, B-1A4 Mortgage Note, 6.25%, 11/02/12	3/02/11	14,634,878	13,838,009
10,000,000	W2007 Equity Inns Realty, B-2B3 Mortgage Note, 6.55%, 11/02/12	3/02/11	9,659,424	9,126,459
10,924,583	W2007 Equity Inns Senior Mezz LLC, First Mezzanine Loan, PIK, 9.50%, 11/02/12	3/02/11 - 12/31/11	10,223,398	8,787,817
	Total Restricted Securities (1.13% of Net Assets)		$ 78,415,597	$ 58,106,919

*The Fund also invests in unrestricted securities or other investments in the issuer, valued at $33,191,103 as of March 31, 2012.

Mutual Shares Fund

14,234,065	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
8,663	Ally Financial Inc.	1/15/09	40,325,527	48,513,136
23,775	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10	23,775	-
43,105,703	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
112,373,475	Cerberus CG Investor I LLC	7/26/07 - 4/28/10	52,452,965	13,484,817
112,372,530	Cerberus CG Investor II LLC	7/26/07 - 4/28/10	52,452,364	13,484,704
56,190,520	Cerberus CG Investor III LLC	7/26/07 - 4/28/10	26,228,890	6,742,862
64,834	Elephant Capital Holdings Ltd.	8/29/03 - 3/10/08	10,025,406	-
53,924,666	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
453,016	First Southern Bancorp Inc.	1/27/10 - 7/07/10	9,558,638	4,181,338
774	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	774,000	2,960,472
22,185,100	GLCP Harrah's Investment LP	1/15/08	11,097,201	2,239,364
7,234,813	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	4,804,678	5,767,086
46,695,640	International Automotive Components Group North America, LLC	1/12/06 - 10/10/07	45,928,057	31,100,697
301,530	NCB Warrant Holdings Ltd., A	12/16/05 - 3/10/08	2,839,451	-
202,380	Olympus Re Holdings Ltd.	12/19/01	19,078,641	-
43,036	* West Coast Bancorp, wts., C, 10/23/16	10/23/09	-	4,172,297
	Total Restricted Securities (0.93% of Net Assets)		$ 275,589,593	$ 132,646,773

*The Fund also invests in unrestricted securities or other investments in the issuer, valued at $29,227,995 as of March 31, 2012.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the three months ended March 31, 2012, were as shown below.

Name of Issuer	Number of Shares/Warrants Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Warrants Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Mutual Beacon Fund							
Controlled Affiliates[a]							
PMO LLC	26,731	-	-	26,731	$ 3,047,338	$ -	$ -
Non-Controlled Affiliates							
CB FIM Coinvestors LLC	15,831,950	-	-	15,831,950	$ -	$ -	$ -
Farmer Brothers Co.	885,710	-	224,399	661,311	-[b]	-	(1,157,594)
First Southern Bancorp Inc.	1,065,450	-	-	1,065,450	9,834,103	-	-
First Southern Bancorp Inc., cvt. pfd., C	1,821	-	-	1,821	6,965,143	-	-
Total Non-Controlled Affiliates					$ 16,799,246	$ -	$ (1,157,594)
Total Affiliated Securities (0.49% of Net Assets)					$ 19,846,584	$ -	$ (1,157,594)
Mutual European Fund							
Controlled Affiliates[a]							
Euro Wagon LP (0.90% of Net Assets)	16,127,149	-	-	16,127,149	$ 16,010,885	$ -	$ -
Mutual Financial Services Fund							
Non-Controlled Affiliates							
AB&T Financial Corp.	226,100	-	-	226,100	$ 175,227	$ -	$ -
Protector Forsikring ASA	4,479,410	-	-	4,479,410	8,659,211	-	-
Total Affiliated Securities (2.53% of Net Assets)					$ 8,834,438	$ -	$ -
Mutual Global Discovery Fund							
Non-Controlled Affiliates							
Farmer Brothers Co.	881,753	-	223,404	658,349	$ -[b]	$ -	$ (2,150,524)
Imagine Group Holdings Ltd.	1,211,855	-	-	1,211,855	13,644,518	-	-
Total Affiliated Securities (0.07% of Net Assets)					$ 13,644,518	$ -	$ (2,150,524)
Mutual Quest Fund							
Non-Controlled Affiliates							
Imagine Group Holdings Ltd.	749,486	-	-	749,486	$ 8,438,386	$ -	$ -
KGen Power Corp., 144A	4,884,861	-	-	4,884,861	41,275,388	-	-
White River Capital Inc.	549,751	-	-	549,751	12,231,960	137,438	-
Total Affiliated Securities (1.21% of Net Assets)					$ 61,945,734	$ 137,438	$ -
Mutual Shares Fund							
Controlled Affiliates[a]							
CB FIM Coinvestors LLC	43,105,703	-	-	43,105,703	$ -	$ -	$ -
Non-Controlled Affiliates							
AboveNet Inc.	1,756,555	-	6,418	1,750,137	$ 144,911,344	$ -	$ (199,581)
Alexander's Inc.	326,675	-	-	326,675	128,670,749	1,225,031	-
Community Health Systems Inc.	4,806,000	-	-	4,806,000	106,885,440	-	-
Federal Signal Corp.	3,380,800	-	-	3,380,800	18,686,048	-	-
GLCP Harrah's Investment LP	22,185,100	-	-	22,185,100	2,239,364	-	-
Guaranty Bancorp	5,731,834	-	-	5,731,834	11,406,350	-	-
International Automotive Components Group Brazil LLC	7,234,813	-	-	7,234,813	5,767,085	-	-
International Automotive Components Group North America, LLC	46,695,640	-	-	46,695,640	31,100,697	-	-
West Coast Bancorp	1,469,240	-	-	1,469,240	27,798,021	-	-
West Coast Bancorp, cvt. pfd., B	7,556	-	-	7,556	1,429,974	-	-
West Coast Bancorp, wts., C, 10/23/16	43,036	-	-	43,036	4,172,297	-	-
White Mountains Insurance Group Ltd.	729,457	-	-	729,457	365,983,166	729,457	-
Total Non-Controlled Affiliates					$ 849,050,536	$ 1,954,488	$ (199,581)
Total Affiliated Securities (5.93% of Net Assets)					$ 849,050,536	$ 1,954,488	$ (199,581)

[a] Issuer in which the Fund owns 25% or more of the outstanding voting securities.
[b] As of March 31, 2012, no longer an affiliate.

7. FAIR VALUE MEASUREMENTS

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2012, in valuing the Funds’assets and liabilities carried at fair value, is as follows:

Mutual Global Discovery Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 20,547,711	$ 20,547,711
Chemicals	131,346,931	-	2,857,539	134,204,470
Commercial Banks	1,046,057,723	57,703,815	- [b]	1,103,761,538
Consumer Finance	-	4,947	-	4,947
Diversified Financial Services	581,838,578	-	4,909,582	586,748,160
Diversified Telecommunication Services	192,193,041	-	634,675 [b]	192,827,716
Insurance	1,189,672,900	-	13,644,518 [b]	1,203,317,418
Real Estate Management & Development	64,215,978	-	20,590,847	84,806,825
All Other Equity Investments[c]	13,525,835,751	-	- [b]	13,525,835,751
Corporate Bonds, Notes and Senior Floating Rate Interests	-	631,507,579	-	631,507,579
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	147,993,175	- [b]	147,993,175
Companies in Liquidation	-	260,499	- [b]	260,499
Short Term Investments	884,258,560	80,404,258	-	964,662,818
Total Investments in Securities	$ 17,615,419,462	$ 917,874,273	$ 63,184,872	$ 18,596,478,607
Forward Exchange Contracts	$ -	$ 8,313,363	$ -	$ 8,313,363
Liabilities:				
Securities Sold Short	241,543,055	-	-	241,543,055
Futures Contracts	17,088,789	-	-	17,088,789
Forward Exchange Contracts	-	75,492,108	-	75,492,108
Mutual International Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Electric Utilities	$ 208,726	$ -	$ - [b]	$ 208,726
All Other Equity Investments[c]	18,413,983	-	-	18,413,983
Short Term Investments	-	2,700,000	-	2,700,000
Total Investments in Securities	$ 18,622,709	$ 2,700,000	$ -	$ 21,322,709
Forward Exchange Contracts	$ -	$ 169,846	$ -	$ 169,846
Liabilities:				
Forward Exchange Contracts	-	142,904	-	142,904
Mutual Quest Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 28,778,499	$ -	$ 11,087,318	$ 39,865,817
Chemicals	-	-	3,022,299	3,022,299
Commercial Banks	175,105,708	-	- [b]	175,105,708
Consumer Finance	12,231,960	5,309	-	12,237,269
Diversified Telecommunication Services	151,541,277	-	641,824 [b]	152,183,101
Electric Utilities	165,652,787	41,275,386	- [b]	206,928,173
Insurance	218,208,738	-	8,438,388 [b]	226,647,126
Real Estate Management & Development	-	-	31,640,470	31,640,470
All Other Equity Investments[c]	2,827,649,219	-	-	2,827,649,219
Options Purchased	261,415	-	-	261,415
Corporate Bonds, Notes and Senior Floating Rate Interests	-	730,012,968	6,831,849	736,844,817
Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization	-	357,384,547	- [b]	357,384,547
Companies in Liquidation	-	228,261	- [b]	228,261
Municipal Bonds	-	48,849,784	-	48,849,784
Short Term Investments	249,746,443	58,466,800	-	308,213,243
Total Investments in Securities	$ 3,829,176,046	$ 1,236,223,055	$ 61,662,148	$ 5,127,061,249
Forward Exchange Contracts	$ -	$ 671,496	$ -	$ 671,496
Liabilities:				
Options Written	3,457,913	-	-	3,457,913
Securities Sold Short	213,398,246	13,047,448	-	226,445,694
Futures Contracts	2,422,438	-	-	2,422,438
Forward Exchange Contracts	-	15,487,219	-	15,487,219
Mutual Shares Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 36,877,013	$ 36,877,013
Chemicals	105,260,076	-	3,157,637	108,417,713
Commercial Banks	476,136,289	1,429,974	11,314,107 [b]	488,880,370
Consumer Finance	-	11,300	82,225,519	82,236,819
Diversified Financial Services	251,968,196	31,715,722	-	283,683,918
Diversified Telecommunication Services	171,445,394	-	1,454,686 [b]	172,900,080
Hotels, Restaurants & Leisure	-	-	2,239,364	2,239,364
Real Estate Management & Development	22,027,030	-	54,384,421	76,411,451
All Other Equity Investments[c]	11,561,122,352	-	- [b]	11,561,122,352
Corporate Bonds, Notes and Senior Floating Rate Interests	-	592,974,720	-	592,974,720
Corporate Notes and Senior Floating Rate Interests in Reorganization	-	39,083,081	- [b]	39,083,081
Companies in Liquidation	-	566,159	- [b]	566,159
Short Term Investments	693,327,050	50,482,382	-	743,809,432
Total Investments in Securities	$ 13,281,286,387	$ 716,263,338	$ 191,652,747	$ 14,189,202,472
Forward Exchange Contracts	$ -	$ 4,090,540	$ -	$ 4,090,540
Liabilities:				
Securities Sold Short	186,149,910	-	-	186,149,910
Futures Contracts	5,501,532	-	-	5,501,532
Forward Exchange Contracts	-	28,228,925	-	28,228,925

[a]Includes common, convertible preferred and preferred stocks as well as other equity investments.

[b]Includes securities determined to have no value at March 31, 2012.

[c]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining a fund's fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliations of assets for the three months ended March 31, 2012, are as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3[a]	Transfers Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Mutual Beacon Fund										
Assets:										
Investments in Securities:										
Equity Investments:[c]										
Auto Components	9,481,338	-	-	-	-	(4,057,947)	-	8,108,554	13,531,945	8,108,554
Chemicals	3,149,637	-	-	-	-	-	-	-	3,149,637	-
Commercial Banks	17,083,572 [d]	-	-	-	-	-	-	(284,326)	16,799,246 [d]	(284,326)
Consumer Finance	13,430,196	-	-	-	-	-	-	1,033,092	14,463,288	1,033,092
Diversified Telecommunication Services	794,299 [d]	-	-	-	-	-	-	4,056	798,355 [d]	4,056
Metals & Mining	2,793,393	-	-	-	-	-	-	253,945	3,047,338	253,945
Real Estate Management & Development	36,967,321	-	-	-	-	-	-	1,428,098	38,395,419	1,428,098
Total	83,699,756	-	-	-	-	(4,057,947)	-	10,543,419	90,185,228	10,543,419
Mutual European Fund										
Investments in Securities:										
Equity Investments:[c]										
Diversified Telecommunication Services	532,856	-	-	-	-	-	-	2,766	535,622	2,766
Energy Equipment & Services	17,459,146	-	-	-	-	-	-	-	17,459,146	-
Real Estate Management & Development	705,231	-	-	-	-	-	-	27,244	732,475	27,244
Road & Rail	14,092,864	-	-	-	-	-	-	1,918,021	16,010,885	1,918,021
Total	32,790,097	-	-	-	-	-	-	1,948,031	34,738,128	1,948,031
Mutual Financial Services Fund										
Assets:										
Investments in Securities:										
Equity Investments:[c]										
Commercial Banks	4,077,798 [d]	-	-	-	-	-	-	95,657	4,173,455 [d]	95,657
Diversified Financial Services	3,553,605	620,718	-	-	-	-	-	(103,152)	4,071,171	(103,152)
Insurance	1,838,666 [d]	-	-	-	-	-	-	(185,106)	1,653,560 [d]	(185,106)
Real Estate Management & Development	92,608	-	-	-	-	-	-	79,369	171,977	79,369
Total	9,562,677	620,718	-	-	-	-	-	(113,232)	10,070,163	(113,232)
Mutual Quest Fund										
Assets:										
Investments in Securities:										
Equity Investments:[c]										
Auto Components	7,777,868	-	-	-	-	(3,315,990)	-	6,625,440	11,087,318	6,625,440
Chemicals	3,022,299	-	-	-	-	-	-	-	3,022,299	-
Diversified Telecommunication Services	638,569 [d]	-	-	-	-	-	-	3,255	641,824 [d]	3,255
Insurance	9,383,015 [d]	-	-	-	-	-	-	(944,627)	8,438,388 [d]	(944,627)
Real Estate Management & Development	30,463,619	-	-	-	-	-	-	1,176,851	31,640,470	1,176,851
Corporate Bonds, Notes and Senior Floating Rate Interests	-	-	-	6,806,259	-	-	-	25,590	6,831,849	25,590
Total	51,285,370	-	-	6,806,259	-	(3,315,990)	-	6,886,509	61,662,148	6,886,509
Mutual Shares Fund										
Assets:										
Investments in Securities:										
Equity Investments:[c]										
Auto Components	25,679,079	-	-	-	-	(11,208,822)	-	22,406,756	36,877,013	22,406,756
Chemicals	3,157,637	-	-	-	-	-	-	-	3,157,637	-
Commercial Banks	11,382,207 [d]	-	-	-	-	-	-	(68,100)	11,314,107 [d]	(68,100)
Consumer Finance	74,546,248	-	-	-	-	-	-	7,679,271	82,225,519	7,679,271
Diversified Telecommunication Services	1,447,329 [d]	-	-	-	-	-	-	7,357	1,454,686 [d]	7,357
Hotels Restaurants & Leisure	- [d]	-	(11,097,201)	-	-	-	-	13,336,585	2,239,384	13,336,585
Real Estate Management & Development	52,361,620	-	-	-	-	-	-	2,032,801	54,394,421	2,032,801
Total	168,574,120	-	(11,097,201)	-	-	(11,208,822)	-	45,394,670	191,662,767	45,394,670

[a] The investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities.
[b] May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
[c] Includes common, convertible preferred and preferred stocks as well as other equity investments.
[d] Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of March 31, 2012, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range
Mutual Beacon Fund				
Assets:				
Investments in Securities:				
Equity Investments:[c]				
Auto Components	$ 11,259,435	Market comparables	Discount for lack of marketability	15%
			EV / EBITDA multiple	3.8x
Commercial Banks	16,799,246	Market comparables	Discount for lack of marketability	10%
			Price / tangible book multiple	1.0x
Real Estate Management & Development	38,395,419	Market comparables	Discount for lack of marketability	8%
Mutual European Fund				
Assets:				
Investments in Securities:				
Equity Investments:[c]				
Energy Equipment & Services	$ 17,459,146	Consensus pricing	Bid - Ask spread	$400.80 - $462.80
			Net debt	$50 million
Road & Rail	16,010,885	Market comparables	Discount for lack of marketability	15%

Mutual Financial Services Fund					
Assets:					
Investments in Securities:					
Equity Investments:*					
Commercial Banks	$	4,173,455	Market comparables	Discount for lack of marketability	10%
				Price / tangible book multiple	1.0x - 1.1x
			Option pricing model	Stock price volatility	23.4%
Diversified Financial Services		4,071,171	Option pricing model	Stock price volatility	27.8%
Insurance		1,653,560	Market comparables	Discount for lack of marketability	5%
				Price / book multiple	1.0x
Mutual Quest Fund					
Assets:					
Investments in Securities:					
Equity Investments:*					
Auto Components	$	9,200,732	Market comparables	Discount for lack of marketability	15%
				EV / EBITDA multiple	3.8x
Insurance		8,438,388	Market comparables	Discount for lack of marketability	5%
				Price / book multiple	1.0x
Real Estate Management & Development		31,640,470	Market comparables	Discount for lack of marketability	8%
Corporate Bonds, Notes and Senior Floating Rate Interests		6,831,849	Discounted cash flow model	Benchmark yield	7.5%
				Yield spread	3.4%
Mutual Shares Fund					
Assets:					
Investments in Securities:					
Equity Investments:*					
Auto Components	$	31,100,697	Market comparables	Discount for lack of marketability	15%
				EV / EBITDA multiple	3.8x
Real Estate Management & Development		54,384,421	Market comparables	Discount for lack of marketability	8%

*Includes common, convertible preferred and preferred stocks as well as other equity investments.

The significant unobservable inputs used in the fair value measurement of Beacon's, Quest's and Shares' investment in auto components companies are an enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and a discount for lack of marketability. Increases in the EV/EBITDA multiple will increase the value of the investment while an increase in the discount for lack of marketability will decrease the value of the investment.

The significant unobservable inputs used in the fair value measurement of Beacon's, Financial Services' and Quest's investments in commercial banks, diversified financial services and insurance companies are the price to book or tangible book multiple, a discount for lack of marketability, and stock price volatility. Increases in the price to book or tangible book multiple will increase the value of the investments, an increase in the discount for lack of marketability will decrease the value of the investments and an increase in stock price volatility will increase the value of the investment.

The significant unobservable input used in the fair value measurement of Beacon's, European's, Quest's and Shares' investment in real estate management & development and road & rail companies is a discount for lack of marketability. Increases in the discount for lack of marketability will decrease the value of the investments.

The significant unobservable input used in the fair value measurement of European's investment in energy equipment & services companies is the company's underlying asset valuation based on bid-ask spreads from relevant equipment dealers and the assumed net debt of the underlying company. Increases in the valuations of the underlying assets will increase the value of the investment while an increase in the assumed net debt will decrease the value of the investment.

The significant unobservable inputs used in the fair value measurement of Quest's investments in corporate bonds, notes and senior floating rate interests are a benchmark yield curve and a yield spread. An increase in either of these inputs will decrease the value of the investment.

Although the changes in the unobservable inputs may significantly change the individual investment values, significant and reasonable changes to any of these inputs would not significantly impact the net assets of the funds.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Mutual Series Funds

FMSF N-Q PE 3/31/11

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date May 25, 2012

By /s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Financial Officer and
Chief Accounting Officer
Date May 25, 2012

FMSF N-Q PE 3/31/11